--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 MORLEY CAPITAL
                               ACCUMULATION FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1999
                                  (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        MORLEY CAPITAL ACCUMULATION FUND
                               SEMI-ANNUAL REPORT

                               TABLE OF CONTENTS

Statement of Investments....................................    1
Statement of Assets and Liabilities.........................    2
Statement of Operations.....................................    3
Statement of Changes in Net Assets..........................    4
Financial Highlights........................................    5
Notes to Financial Statements...............................    6

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                   STATEMENT OF INVESTMENTS -- APRIL 30, 1999
                                  (UNAUDITED)

---------------------------------------------------------
PRINCIPAL   SECURITY                                VALUE
---------------------------------------------------------
            FEDERAL AGENCY (93.8%)
$1,284,646  FHLMC MBS Pool E00616, 6.00%,
            01/01/01                            $1,275,691
 1,268,163  FNMA MBS Pool 252318, 6.00%,
            02/01/09                             1,270,850
 2,210,738  FNMA REMIC Series 1998-24, Class
            BA, 6.00%, 11/18/23                  2,185,514
                                                ----------
            TOTAL FEDERAL AGENCY                 4,732,055
                                                ==========
            (cost $4,790,996)

---------------------------------------------------------
PRINCIPAL   SECURITY                                VALUE
---------------------------------------------------------
            REPURCHASE AGREEMENT (5.1%)
$  258,000  Fifth Third Bank, 4.70%, 05/03/99,
            Collateralized by $261,000, FNMA
            Pool 323020, 6.50%, 02/01/13,
            market value $263,854 (cost
            $258,000)                           $  258,000
                                                ----------
            TOTAL INVESTMENTS                   $4,990,055
                                                ==========
            (cost $5,048,996)

--------------------------------------------------------------------------------

The abbreviations in the above statement stand for the following:

  FHLMC               Federal Home Loan Mortgage Corp.
  FNMA                Federal National Mortgage Association
  REMIC               Real Estate Mortgage Investment Conduit
  MBS                 Mortgage Backed Securities
Wrapper agreements    Each Wrapper agreement obligates the wrapper provider to
                      maintain the book value of a portion of the Fund's assets
                      upon the occurrence of certain specified events. Valuation presented represents amounts due to the Fund of each
                      provider's portion of the Fund's unrealized depreciation.

VALUE OF WRAPPER AGREEMENTS:
Wrapper agreement #1 Bank of America NT&SA                                            $19,647
Wrapper agreement #2 Deutsche Bank America                                             19,647
Wrapper agreement #3 Transamerica Life Insurance Company                               19,647
                                                                                      -------
TOTAL WRAPPER AGREEMENTS                                                              $58,941
                                                                                      =======

------------------------------------------------------

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statement.

             MORLEY CAPITAL ACCUMULATION FUND SEMI-ANNUAL REPORT               1

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 APRIL 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $4,790,996)       $ 4,790,996
  Repurchase agreements (cost $258,000)                           258,000
  Cash                                                                807
  Receivable for investment securities sold                       258,000
  Receivable from Adviser                                          15,272
  Accrued interest and dividends receivable                        20,962
                                                              -----------
       Total assets                                             5,344,037
                                                              -----------
LIABILITIES
  Payable for investment securities purchased                     258,000
  Accrued management fees                                           1,037
  Accrued fund administration fees                                    290
  Accrued transfer agent fees, ISC Shares                               8
  Accrued transfer agent fees, IC Shares                               25
  Accrued transfer agent fees, IRA Shares                               8
  Accrued distribution fees, ISC Shares                               207
  Accrued distribution fees, IRA Shares                               208
  Accrued administrative services fees, ISC Shares                    124
  Accrued administrative services fees, IRA Shares                    125
  Accrued wrapper fees, ISC Shares                                    146
  Accrued wrapper fees, IC Shares                                     438
  Accrued wrapper fees, IRA Shares                                    248
  Other accrued expenses                                           18,084
                                                              -----------
       Total liabilities                                          278,948
                                                              -----------
NET ASSETS                                                    $ 5,065,089
                                                              ===========
NET ASSETS REPRESENTED BY:
  Capital                                                     $ 5,065,089
  Net unrealized depreciation on investments                      (58,941)
  Net unrealized appreciation on wrapper                           58,941
                                                              -----------
NET ASSETS                                                    $ 5,065,089
                                                              ===========
NET ASSETS:
  ISC Shares                                                  $ 1,011,623
  IC Shares                                                     3,037,817
  IRA Shares                                                    1,015,649
                                                              -----------
       Total                                                  $ 5,065,089
                                                              ===========
SHARES OUTSTANDING (unlimited number of shares authorized)
  ISC Shares                                                      101,162
  IC Shares                                                       303,782
  IRA Shares                                                      101,565
                                                              -----------
       Total                                                      506,509
                                                              ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
  ISC Shares                                                  $     10.00
  IC Shares                                                   $     10.00
  IRA Shares                                                  $     10.00

------------------------------------------------------

* None of the share classes are subject to a sales charge.

See accompanying notes to financial statements.

 2              MORLEY CAPITAL ACCUMULATION FUND SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                            STATEMENT OF OPERATIONS

           FOR THE PERIOD FROM FEBRUARY 1, 1999 TO APRIL 30, 1999 (a)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
INCOME:
  Interest                                                      $  72,710
  Crediting rate interest                                          (2,923)
                                                                ---------
     Total income                                                  69,787
                                                                ---------
EXPENSES:
  Investment management fees                                        4,287
  Distribution fees, ISC Shares                                       612
  Distribution fees, IRA Shares                                       613
  Fund administration fees                                            857
  Transfer agent fees, ISC Shares                                      25
  Transfer agent fees, IC Shares                                       74
  Transfer agent fees, IRA Shares                                      25
  Administrative services fees, ISC Shares                            367
  Administrative services fees, IRA Shares                            368
  Wrapper fees, ISC Shares                                            318
  Wrapper fees, IC Shares                                             955
  Wrapper fees, IRA Shares                                            540
  Shareholders' reports                                             4,798
  Registration fees                                                 5,486
  Professional services                                             3,932
  Custodian fees                                                    1,187
  Trustees' fees and expenses                                         164
  Other                                                             2,596
                                                                ---------
     Total expenses before waived or reimbursed expenses           27,204
     Total waived or reimbursed expenses                          (18,506)
                                                                ---------
     Net expenses                                                   8,698
                                                                ---------
NET INVESTMENT INCOME                                           $  61,089
                                                                =========
NET REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS AND
  WRAPPER:
  Net change in unrealized depreciation of investments          $ (58,941)
  Net change in unrealized appreciation of wrapper                 58,941
                                                                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  WRAPPER                                                              --
                                                                ---------
NET INCREASE IN ASSETS
     RESULTING FROM OPERATIONS                                  $  61,089
                                                                =========

(a) Fund commenced operations on February 1, 1999.

See accompanying notes to financial statements.

             MORLEY CAPITAL ACCUMULATION FUND SEMI-ANNUAL REPORT               3

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                       STATEMENT OF CHANGES IN NET ASSETS

           FOR THE PERIOD FROM FEBRUARY 1, 1999 TO APRIL 30, 1999 (a)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                         $    61,089
  Net change in unrealized depreciation of investments              (58,941)
  Net change in unrealized appreciation of wrapper                   58,941
                                                                -----------
     Net increase in net assets resulting from operations            61,089
                                                                -----------
DISTRIBUTIONS TO ISC SHAREHOLDERS FROM:
  Net investment income                                             (11,623)
                                                                -----------
DISTRIBUTIONS TO IC SHAREHOLDERS FROM:
  Net investment income                                             (37,817)
                                                                -----------
DISTRIBUTIONS TO IRA SHAREHOLDERS FROM:
  Net investment income                                             (11,649)
                                                                -----------
DECREASE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS               (61,089)
                                                                -----------
CAPITAL SHARE TRANSACTIONS:*
  Net proceeds from sale of shares                                5,004,007
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                       61,089
  Cost of shares redeemed                                                (7)
                                                                -----------
       Increase in net assets derived from capital share
        transactions                                              5,065,089
                                                                -----------
NET INCREASE IN NET ASSETS                                        5,065,089
NET ASSETS -- BEGINNING OF PERIOD                                        --
                                                                -----------
NET ASSETS -- END OF PERIOD                                     $ 5,065,089
                                                                ===========
Undistributed net realized gain (loss) on investments
  included in net assets at end of period                       $        --
                                                                ===========
Undistributed (distributions in excess of) net investment
  income included in net assets at end of period                $        --
                                                                ===========
SHARE ACTIVITY:*
  Shares sold                                                       500,401
  Reinvestment of dividends                                           6,109
  Shares redeemed                                                        (1)
                                                                -----------
Net increase in number of shares                                    506,509
                                                                ===========

------------------------------------------------------

* Both the Capital Transactions and Share Activity sections represent ISC, IC, and IRA Shares collectively.

(a) Fund commenced operations on February 1, 1999.

See accompanying notes to financial statements.

 4              MORLEY CAPITAL ACCUMULATION FUND SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
--------------------------------------------------------------------------------

                                                      ISC SHARES           IC SHARES          IRA SHARES
                                                   -----------------   -----------------   -----------------
                                                      PERIOD FROM         PERIOD FROM         PERIOD FROM
                                                   FEBRUARY 1, 1998    FEBRUARY 1, 1998    FEBRUARY 1, 1998
                                                   TO APRIL 30, 1999   TO APRIL 30, 1999   TO APRIL 30, 1999
                                                      (UNAUDITED)         (UNAUDITED)         (UNAUDITED)
                                                   -----------------   -----------------   -----------------
NET ASSET VALUE -- BEGINNING OF PERIOD                  $ 10.00             $ 10.00             $ 10.00
  Net investment income                                    0.12                0.13                0.12
  Dividends from net investment income                    (0.12)              (0.13)              (0.12)
                                                        -------             -------             -------
NET ASSET VALUE -- END OF PERIOD                        $ 10.00             $ 10.00             $ 10.00
                                                        =======             =======             =======
  Total Return                                             1.16%(a)            1.26%(a)            1.16%(a)
  Net Assets, End of Period (000)                       $ 1,012             $ 3,038             $ 1,016
  Ratio of expenses to average net assets                  0.95%(b)            0.55%(b)            0.95%(b)
  Ratio of expenses to average net assets*                 2.34%(b)            1.94%(b)            2.43%(b)
  Ratio of net investment income to average net
     assets                                                4.75%(b)            5.15%(b)            4.75%(b)
  Ratio of net investment income to average net
     assets*                                               3.36%(b)            3.75%(b)            3.26%(b)
  Portfolio turnover                                       0.00%(a)            0.00%(a)            0.00%(a)

------------------------------------------------------
*  Ratios calculated as if no expenses were waived or reimbursed.

(a) Not annualized.

(b) Annualized.

See accompanying notes to the financial statements.

             MORLEY CAPITAL ACCUMULATION FUND SEMI-ANNUAL REPORT               5

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                       NOTES TO THE FINANCIAL STATEMENTS

                           APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Mutual Funds ("NMF" or the "Trust"), formerly known as Nationwide Investing Foundation III, is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 30, 1997, as amended as of March 1, 1999, and is registered under the Investment Company Act of 1940, as amended. The Trust offers shares in fifteen separate series, or mutual funds, each with its own investment objectives. The accompanying financial statements and financial highlights relate to the Morley Capital Accumulation Fund (the "Fund"), a diversified portfolio.

The Fund currently offers three classes of shares: Institutional Service Class ("ISC Shares"), Institutional Class ("IC Shares"), and IRA Class ("IRA Shares"). ISC and IRA Shares are both subject to a 0.25% 12b-1 fee and a 0.15% service fee, while IC Shares are not subject to either.

(A) SECURITY VALUATION

          1. U.S. Government securities are valued at the last quoted bid price as provided by an independent pricing agent. All other debt securities are valued by a combination of daily quotes and matrix evaluations.

          2. The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

          3. The aggregate value of the Fund's Wrap agreements (see note 1(g) &
     4) will typically equal the difference between the Fund's book value (purchase price of the underlying assets minus sale price of the underlying assets liquidated to fund share redemptions, plus interest accrued at the crediting rate) and market value (plus accrued interest). The Wrap agreements will be an asset on the balance sheet if the book value is greater than market value or a liability on the balance sheet if the book value is less than market value. The Trust's Board of Trustees has approved a fair valuation methodology to value the Wrap agreements and considers the ability of each Wrap Provider to fulfill its contractual obligations when making such determinations.

          4. Securities for which reliable market quotations are not available or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

(B) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or discount.

(C) FEDERAL INCOME TAXES

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code for the fiscal period ending October 31, 1999 and distribute all taxable income to shareholders. Therefore no provision was made for federal income taxes. To the extent net realized gains are offset through the application of a capital loss

 6              MORLEY CAPITAL ACCUMULATION FUND SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                 NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED

                           APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

carryover, they will not be distributed to shareholders but will be retained by the Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

(D) DIVIDENDS TO SHAREHOLDERS

          1. Dividend income is declared and recorded daily and paid monthly.

          2. Distributable net realized capital gains, if applicable, are declared and distributed at least annually.

          3. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the Fund.

(E) EXPENSES

General expenses of the Trust, not directly attributable to a Series of the Trust or to any class of shares, are allocated to the series based upon each series relative average net assets or another appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to the Fund, they are sub-allocated to the classes based on total settled shares outstanding for each class.

Direct expenses of the Fund are paid by the Fund and sub-allocated to the classes as described above.

Direct expenses of a class are allocated to that class unless otherwise directed by the Trust's Board of Trustees. Distribution fees, service fees, transfer agent fees and wrap premiums are borne by the specific class of shares to which they apply.

(F) USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

(G) WRAP AGREEMENT VALUATION

In order for the Fund to achieve its investment objective of maintaining a stable net asset value per share, the Fund has entered into book value maintenance ("Wrap agreement") with the following institutions: Bank of America NT&SA, Deutsche Bank America and Transamerica Life Insurance Co. (collectively the "Wrap Providers"). The Wrap agreements obligate the Wrap Providers to make payments in specified circumstances to the Fund, and allow the Fund under most circumstances to maintain a net asset value at $10.00 per share.

             MORLEY CAPITAL ACCUMULATION FUND SEMI-ANNUAL REPORT               7

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                 NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED

                           APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

(H) CAPITAL SHARE TRANSACTIONS

Transactions in class level shares of the Funds were as follows:

                                SHARE TRANSACTIONS
                               --------------------
                               FOR THE PERIOD FROM
                               FEBRUARY 1, 1999 TO
                                  APRIL 30, 1999
                               --------------------
ISC SHARES:
  Proceeds from shares
    issued...................       $1,000,000
  Dividends reinvested.......           11,623
  Cost of shares redeemed....               (7)
                                    ----------
    Change in net assets.....       $1,011,623
                                    ==========
IC SHARES:
  Proceeds from shares
    issued...................       $3,000,000
  Dividends reinvested.......           37,817
  Cost of shares redeemed....
                                    ----------
    Change in net assets.....       $3,037,817
                                    ==========
IRA SHARES:
  Proceeds from shares
    issued...................       $1,004,000
  Dividends reinvested.......           11,649
  Cost of shares redeemed....
                                    ----------
      Change in net assets...       $1,015,649
                                    ==========

                                SHARE TRANSACTIONS
                               --------------------
                               FOR THE PERIOD FROM
                               FEBRUARY 1, 1999 TO
                                  APRIL 30, 1999
                               --------------------
ISC SHARES:
  Issued.....................          100,000
  Reinvested.................            1,162
  Redeemed...................               (1)
                                    ----------
    Change in shares.........          101,162
                                    ==========
IC SHARES:
  Issued.....................          300,000
  Reinvested.................            3,782
  Redeemed...................
                                    ----------
    Change in shares.........          303,782
                                    ==========
IC SHARES:
  Issued.....................          100,400
  Reinvested.................            1,165
  Redeemed...................
                                    ----------
    Change in shares.........          101,565
                                    ==========

2. TRANSACTIONS WITH AFFILIATES

Union Bond & Trust Company ("UBT") provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. UBT is a wholly owned subsidiary of Morley Financial Services, Inc., a wholly owned subsidiary of Villanova Capital, Inc., which is a wholly owned subsidiary of Nationwide Financial Services, Inc. ("NFS"). Under the terms of the Investment Advisory Agreement, UBT is entitled to an Advisory Fee of 0.35% of the Fund's average daily net assets. UBT has voluntarily agreed to waive 0.10% of the fee until further written notice to the shareholders. Other fees may be voluntarily waived or reimbursed to the Fund in order to maintain expense ratios at or below stated expense caps. For the period ended April 30, 1999, Fund expenses were limited to 0.95% for ISC Shares, 0.55% for IC Shares, and 0.95% for IRA Shares. During the period ended April 30, 1999, UBT voluntarily reduced expenses for the Fund in the amount of $19,731. Each waiver or reimbursement of expenses by UBT is subject to possible reimbursement by the Fund. UBT is entitled to such reimbursements, in whole or in part, if in any fiscal year during which the total Fund assets are greater than $50,000,000, and expenses are below the stated caps. Such reimbursements to UBT are subject to quarterly approval by the Trust's Board of Trustee. UBT would only be entitled to recover reimbursements for three fiscal years from inception only if such reimbursement could be done under stated expense caps.

For the period ended April 30, 1999, investment advisory fees for UBT were $4,287, of which $1,225 was waived voluntarily.

Nationwide Advisory Services, Inc. ("NAS"), a subsidiary of NFS, is the Distributor of the Fund and may receive fees for distribution and/or shareholder services pursuant to a Rule 12b-1 Distribution Plan approved by the Trust's Board of Trustees. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for ISC Shares and 0.25% for IRA Shares. During the period ended April 30, 1999, the Fund paid distribution fees of $612 and $613 for Class ISC and IRA Shares, respectively.

 8              MORLEY CAPITAL ACCUMULATION FUND SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                 NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED

                           APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NAS, through its affiliate, Nationwide Investors Services, Inc. (NISI), serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NAS receives fees at an annual rate of 0.01% based on average daily net assets of each class.

Under a Fund Administration Agreement, NAS receives fees from the Fund calculated daily and paid monthly. This fee is based on average daily net assets of the Fund at an annual rate of 0.07% on the first $250 million, 0.05% on the next $750 million, and 0.04% on $1 billion and more. The Fund Administration fee is subject to a minimum of $50,000 per year. This minimum is currently being waived by NAS.

NFS may receive fees under the terms of an Administrative Services Plan for providing administrative support services including but not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.15% of the average daily net assets of the ISC and IRA Shares. For the period ended April 30, 1999, NFS was paid $367 and $368 from the ISC and IRA Shares respectively.

A redemption fee of 2.0% may be incurred (on the amount redeemed) by a shareholder if the shareholder redeems shares when the yield of the Fund (computed before subtraction of expenses) has fallen, and remains, below the Dealer Commercial Paper 90-day Index. The redemption fee will be retained by the Fund to help minimize the impact such redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Fund. Additionally, the fee may discourage market timing by those shareholders initiating redemptions to take advantage of short-term movements in interest rates. During the period ended April 30, 1999, the events that would trigger the imposition of a redemption fee did not occur, and the Fund did not collect any redemption fees.

3. BANK LOANS

NMF has an unsecured bank line of credit of $50,000,000. Borrowings under these arrangements bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required. The Fund had no borrowings during the period ended April 30, 1999.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 1999, purchases and sales of securities (excluding U.S. Government and short-term securities) and purchases and sales of U.S. Government Securities were as follows:

                      NON U.S. GOVERNMENT                     U.S. GOVERNMENT
                          SECURITIES                            SECURITIES
              -----------------------------------   -----------------------------------
                 PURCHASES            SALES            PURCHASES            SALES
              ----------------   ----------------   ----------------   ----------------
                 $4,904,661         $       --         $       --         $       --

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation, based on cost for federal income tax purposes, at April 30, 1999, are the following components:

   GROSS                GROSS                  NET
 UNREALIZED           UNREALIZED            UNREALIZED
APPRECIATION        (DEPRECIATION)        (DEPRECIATION)
------------        --------------        --------------
  $     --           $   (58,941)           $ (58,941)

             MORLEY CAPITAL ACCUMULATION FUND SEMI-ANNUAL REPORT               9

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                 NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED

                           APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

All of the net unrealized depreciation for the period ended April 30, 1999, was offset through the various Wrap agreements.

5. YEAR 2000

NAS has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. NAS has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year-2000 compliant. NAS has also tested each application for its Year-2000 compliance.

Systems supporting NAS' infrastructure, such as telecommunications, voice and networks, have also been tested, renovated or replaced, and are compliant. NAS' assessment of Year-2000 issues has also included non-information technology systems with embedded computer chips. NAS building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio, have been tested and are Year-2000 compliant.

In addition to resolving internal Year-2000 readiness issues, NAS is surveying significant external organizations (business partners) to assess if they will be Year-2000 compliant and be in a position to do business in the Year 2000 and beyond. NAS continues its efforts to identify external risk factors and is in the process of developing contingency plans as part of its ongoing risk-management strategy.

 10              MORLEY CAPITAL ACCUMULATION FUND SEMI-ANNUAL REPORT